Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 9,357	$ 20,065
Short term deposits	12	859
Restricted cash	166	185
Trade accounts receivable	12,320	21,449
Other receivables	2,144	1,928
Inventory	2,386	1,791
Loans to associates	1,684	546
Loans to others	376	1,011
Related parties	59	298
Financial assets at fair value through profit or loss	3,167	4,126
Total current assets	31,671	52,258
NON-CURRENT ASSETS:
Property and equipment, net	353	408
Right-of-use assets, net	496	591
Investments accounted for using the equity method	2,995	11,892
Intangible assets, net	27,336	30,862
Deferred tax asset	273	397
Financial assets at fair value through profit or loss	772	1,243
Total non-current Assets	32,225	45,393
TOTAL ASSETS	63,896	97,651
CURRENT LIABILITIES:
Trade accounts payable	13,248	20,421
Short term loans	8,982	5,111
Current portion of long-term loans		1,500
Lease liabilities	102	131
Warrants at fair value		396
Liability to event producers	967	1,654
Warrants at fair value issued by subsidiaries	1,897	4,159
Related parties	909	1,055
Accrued expenses and other current liabilities	3,163	3,200
Total current liabilities	29,268	37,627
NON-CURRENT LIABILITIES:
Lease liabilities	468	512
Long-term loans	234	2,881
Deferred tax liability	1,465	1,817
Accrued severance pay, net	26	125
Total non-current liabilities	2,193	5,335
TOTAL LIABILITIES	31,461	42,962
EQUITY:
Share capital – ordinary shares with no par value: authorized – December 31,2023 – 200,000,000 and December 31, 2022 – 200,000,000 shares; issued and outstanding – December 31, 2023 – 27,989,465 shares December 31, 2022 – 24,661,470 shares
Share premium	112,883	111,322
Other capital reserves	12,106	13,208
Warrants	197	197
Accumulated deficit	(101,610)	(85,586)
Equity attributable to owners of Xylo Technologies Ltd	23,576	39,141
Non-controlling interests	8,859	15,548
Total Equity	32,435	54,689
TOTAL LIABILITIES AND EQUITY	$ 63,896	$ 97,651